Post-Employment Benefits (Changes in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Funded status	$ 1,080	$ 966	$ 450
Change in Benefit Obligation [Member]
Change in benefit obligation
Obligation, beginning of period	466	869	734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligationm, ending	472	466	869
Change in plan assets
Benefits paid	(38)	(61)	(30)
Change in Plan Assets [Member]
Change in benefit obligation
Benefits paid	(54)	(76)	(29)
Change in plan assets
Fair value of plan assets, beginning of period	1,432	1,319	1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, ending	$ 1,552	$ 1,432	$ 1,319